DEFERRED REVENUE	12 Months Ended
Dec. 31, 2022
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED REVENUE
12. DEFERRED REVENUE

	As of December 31,
	2021	2022
	RMB	RMB
Deferred merchandise revenue	99,213	18,106
Deferred marketplace revenue	4,402	2,596
Deferred other revenue	2,137	1,046

Total deferred revenue	105,752	21,748

The revenue recognized in the years ended December 31, 2020, 2021 and 2022 that was included in deferred revenue as of the beginning of each respective period were RMB 181,828, RMB 50,951 and RMB 105,752, respectively.